Benefit Plans - Changes in Projected Benefit Obligations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	[1]	$ 341		$ 548	$ 612
Interest cost		446		351	319
Qualified Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning balance		7,924		10,461
Service cost		308		503
Interest cost		411		327
Actuarial (gain) loss(1)	[2]	93		(3,013)
Benefits paid		(507)		(354)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement [Abstract]		(235)	[3]	0
Projected benefit obligation, ending balance		7,994		7,924	10,461
Accumulated benefit obligation, end of year		$ 7,134		$ 7,070
Weighted average assumptions used to determine projected benefit obligations:
Weighted average assumed discount rate		5.12%		5.30%
Assumed rate of annual compensation increases		4.50%		4.50%
Nonqualified Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning balance		$ 655		$ 740
Service cost		33		45
Interest cost		35		25
Actuarial (gain) loss(1)	[2]	(36)		(130)
Benefits paid		(28)		(25)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement [Abstract]		0		0
Projected benefit obligation, ending balance		659		655	$ 740
Accumulated benefit obligation, end of year		$ 567		$ 517
Weighted average assumptions used to determine projected benefit obligations:
Weighted average assumed discount rate		5.12%		5.30%
Assumed rate of annual compensation increases		4.50%		4.50%

[1]	Includes $22 million, $40 million and $41 million for the year ended December 31, 2023, 2022, and 2021, respectively, of service cost reported in net income from discontinued operations for the qualified defined benefit pension plan for employees of TIH. Following the sale of TIH, Truist will (i) no longer recognize the service costs for TIH employees, (ii) retain the related postretirement benefit obligation for TIH employees, and (iii) remeasure the postretirement benefit obligation of the plan.
[2]	For the qualified plan, the 2023 loss is primarily due to decreases in the assumed discount rate, net of the impact of actual plan experience. For the nonqualified plans, the 2023 gain is primarily due to impact of plan experience. For the qualified plan, the 2022 gains are primarily due to increases in the assumed discount rate, net of the impact of actual plan experience. For the nonqualified plans, the 2022 gain is primarily due to an increase in the assumed discount rate.
[3]	In 2023, the Company entered into a transaction to sell a portion of the pension obligations to a third party for certain participants in the qualified defined benefit plan.